Goodwill - Additional Information (Detail) In Millions, unless otherwise specified															1 Months Ended
	Jun. 30, 2011 Oxford Outcomes Limited USD ($)	Jun. 30, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ($)	Jun. 30, 2011 Oxford Outcomes Limited Maximum Options Held USD ($)	Jun. 30, 2011 Oxford Outcomes Limited Maximum Options Held GBP (£)	Jun. 30, 2011 Oxford Outcomes Limited Options Held GBP (£)	Jun. 30, 2011 Oxford Outcomes Limited Options Held USD ($)	May 17, 2011 Timaq Medical Imaging Maximum USD ($)	May 17, 2010 Timaq Medical Imaging Maximum CHF	Dec. 31, 2010 Timaq Medical Imaging USD ($)	Jun. 30, 2011 Timaq Medical Imaging CHF	Jun. 30, 2011 Timaq Medical Imaging USD ($)	May 17, 2011 Timaq Medical Imaging USD ($)	May 17, 2010 Timaq Medical Imaging CHF
Goodwill [Line Items]
Percentage of common stock acquired					80.00%	80.00%
Cash consideration					£ 17.8	$ 27.7					£ 3.8	$ 6.1						$ 1.2	1.3
Potential additional consideration							6.5	10.4	2.4	1.5			3.1	2.9
Payment to the former shareholders in respect of certain milestones															0.3
Accrual in respect performance milestones	10.4	6.5									3.8	6.1				2.6	2.9
Accrued consideration relating to the potential additional consideration payable											1.5	2.4
Additional amount Company paid on completion of review			$ 5.5	£ 3.3